Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Entity Central Index Key	0001606378
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 25, 2019
Document Effective Date	Nov. 28, 2019
Prospectus Date	Dec. 01, 2019